INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current Tax Benefit
Federal	$ 0	$ 27,000
State	0	8,000
Current Income Tax Expense Benefit	0	35,000
DeferredTax Benefit
Federal	646,638	83,000
State	167,031	24,000
Deferred Income Tax Expense Benefit	813,669	107,000
Valuation Allowance
Federal	(646,638)	(110,000)
State	(167,031)	(32,000)
Valuation Allowance Income Tax Expense Benefit	(813,669)	(142,000)
Total	$ 0	$ 0